Taxation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current tax (benefit)/expense:
Bermuda	$ 0.0	$ 0.0	$ 0.0
Foreign	(7.1)	21.8	19.5
Deferred tax expense:
Foreign	(8.3)	(8.7)	15.5
Amortization of tax effect on internal sale of assets	9.1	9.1	9.1
Total provision	$ (6.3)	$ 22.2	$ 44.1
Effective tax rate	2.20%	(73.50%)	(347.20%)
Income taxes at statutory rate (as a percent)	0.00%	0.00%	0.00%
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income taxes at statutory rate	$ 0.0	$ 0.0	$ 0.0
Effect of amortization of tax on internal sale of assets	9.1	9.1	9.1
Effect of unremitted earnings of subsidiaries	2.7	(3.5)	21.4
Effect of taxable income in various countries	(18.1)	16.6	13.6
Total provision	(6.3)	22.2	$ 44.1
Deferred tax assets:
Loss carry forward	12.8	13.5
Other	0.0	0.0
Gross deferred tax asset	12.8	13.5
Valuation allowance related to net operating losses carried forward	(12.8)	(13.5)
Net deferred tax asset	0.0	0.0
Deferred tax liability:
Long term maintenance	18.6	30.0
Unremitted Earnings of Subsidiaries	20.6	17.9
Other	0.1	0.5
Gross deferred tax liability	39.3	48.4
Net deferred tax liability	$ 39.3	$ 48.4